Investment Risks	Nov. 28, 2025
Knights of Columbus U.S. All Cap Index Fund | Risk Nondiversified Status [Member]
Prospectus [Line Items]
Risk [Text Block]	Non-Diversified Risk — In seeking to track the Index, the Fund may become non-diversified as a result of a change in relative market capitalization or index weighting of one or more constituents of the Index. A non-diversified fund generally invests a greater portion of its assets in the securities of one or more issuers and invests overall in a smaller number of issuers than a diversified fund. When it is non-diversified, the Fund may be more sensitive to a single economic, business, political, regulatory, or other occurrence, which may negatively impact the Fund’s performance and result in greater fluctuation in the value of the Fund’s shares.